Fair Value of Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan"s Investments at Fair and Contact Value Based on Valuation Inputs

The following table summarizes the Plan’s investments at fair and contract value as of December 31, 2025, based on the valuation inputs (in thousands):

	Total	Level 1 Inputs	Level 2 Inputs
Mutual Funds	$528,072	$528,072	$—
Company Stock Fund	253,062	253,062	—
Common / Collective Trusts	1,754,708	—	1,754,708
Total investments at fair value	$2,535,842	$781,134	$1,754,708
Investments at contract value	218,138
Total investments	$2,753,980

The following table summarizes the Plan’s investments at fair and contract value as of December 31, 2024, based on the valuation inputs (in thousands):

	Total	Level 1 Inputs	Level 2 Inputs
Mutual Funds	$494,086	$494,086	$—
Company Stock Fund	247,772	247,772	—
Common / Collective Trusts	1,535,828	—	1,535,828
Total investments at fair value	$2,277,686	$741,858	$1,535,828
Investments at contract value	236,585
Total investments	$2,514,271